UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-21897

                        The Roxbury Funds

(Exact name of registrant as specified in charter)

6001 Shady Oak Road Suite 200

                         Minnetonka, MN 55343

(Address of principal executive offices) (Zip code)

Brooke Clements

Roxbury Capital Management, LLC

6001 Shady Oak Road Suite 200

                        Minnetonka, MN 55343

(Name and address of agent for service)

Copy to:

Michael P. Malloy, Esquire

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

Registrant’s telephone number, including area code:             (952) 230-6143

Date of fiscal year end:             June 30

Date of reporting period:             December 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT

DECEMBER 31, 2012

Roxbury Small-Cap Growth Fund

Roxbury/Mar Vista Strategic Growth Fund

(Unaudited)

Telephone: (800) 497-2960

www.RoxburyFunds.com

THE ROXBURY FUNDS

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS

Dear Shareholders,

With the financial crisis of 2008 further in the rear view mirror and the long awaited recovery in housing beginning to show up, the equity markets moved higher over the last six months. Not that there aren’t many global and domestic issues to be concerned with. There are, and they will be with us for a long time. However, the Federal Reserve is still firmly in the accommodating spirit and interest rates remain at record lows helping to fuel equity markets.

Over the last six months, both Roxbury mutual funds had strong absolute and relative returns. The Roxbury Small-Cap Growth Fund returned over 11.7% in the six months ended December 31, 2012, well surpassing the index return of 5.3%. We have said in earlier letters that we felt the fundamentals of the stocks we owned were not being recognized by the market. Some of that materialized over the last six months. That said, we still feel that the underlying fundamentals of the stocks in our portfolio are very compelling.

The Roxbury/Mar Vista Strategic Growth Fund returned nearly 5.5% in the six months ended December 31, 2012 as compared to a 4.7% return for its index. Similar to our Small-Cap Fund, this fund is also comprised of high quality companies whose fundamentals are strong. The Large Cap companies that make up this fund are typically globally dominant and generate high returns on their capital.

Please read more about both funds in the next few pages.

Thank you again for the continued trust you place in us to be good stewards of your capital. We welcome the opportunity to discuss our Funds with you.

Sincerely,

Brian C. Beh

President

The Roxbury Funds

The above comments reflect the investment adviser’s general views regarding the market and the economy, were current as of the date of this letter, and are subject to change at any time.

Brian C. Beh

President, The Roxbury Funds

SMALL-CAP GROWTH

INVESTMENT REVIEW

How did the Fund perform during the semi-annual period ended December 31, 2012?

The total return for the Roxbury Small Cap Growth Fund was +11.74% for the six months ended December 31, 2012 as compared to +5.31% for the Russell 2000® Growth Index.

What key factors were responsible for the Fund’s performance during the six month reporting period?

During the second half of calendar year 2012, positive stock selection was the main driver with sector weightings basically being neutral. After two years of outperforming when companies were reporting earnings only to give all of the performance back due to highly correlated markets, the stocks held by the Fund are finally being rewarded for their strong fundamentals.

With fundamentals strong and prices only moving in line with the market, valuations had fallen to all time low levels within the Fund by the end of calendar year 2011. As these fundamentals have been sustained yet again in 2012, the market has begun to appreciate our stocks. Thus, the key factors driving performance were continued strong fundamentals and very low beginning valuations.

Which equity market sectors most significantly affected Fund performance?

As stated earlier, stock selection within each sector drove outperformance in the second half of calendar year 2012 with allocation between sectors having only a slight positive contribution. The sector with the greatest outperformance was healthcare where the Fund saw an 11.2% positive return as compared to a negative 4.0% return for the Russell 2000® Growth Index. This positive stock selection was driven by several names including Cooper Companies, Air Methods and Medivation.

Four sectors showed fairly similar outperformance relative to the index: consumer discretionary, energy, financials and information technology. Each of these sectors added about 100 basis points of outperformance relative to the Russell 2000® Growth Index. Several stocks led to this outperformance including Conns, DSW, Gulfport, Hercules, First Cash, OCZ Technology and Kulicke & Soffa.

What are you expecting from the equity markets over the upcoming year?

Macro-economic uncertainties led to a fairly volatile market in 2012 and many of those uncertainties remain for 2013. The U.S. debt ceiling, sequestration, European debt and slowing global Gross Domestic Product (“GDP”) will continue to cause the market angst throughout the year. However, the U.S. “fiscal cliff” is closer to resolution than it was in 2012, housing in the U.S. appears to be improving and the Federal Reserve has promised to inject more than $1 trillion dollars into the economy over the next twelve months.

As we have expressed in previous commentaries, volatility and uncertainty make it more difficult for risk assets to outperform, but they also present active managers with opportunity. As we witnessed in the fourth quarter of 2012, larger, higher quality companies that possessed solid long-term growth prospects within the Russell 2000® Growth Index provided a path to excess return. Fortunately, these are persistent biases within our portfolio and provided us the opportunity to generate excess return. In addition, we continue to believe that the Fund is undervalued relative to historic PEG (price-earnings to growth) ratios versus the Index. By continuing to implement our investment philosophy and process, we are confident that we will be able to reward our clients with strong returns over the long run.

Very truly yours,

Robert Marvin, CFA Portfolio Manager/Analyst	Brian Smoluch, CFA Portfolio Manager/Analyst

David G. Swank, CFA Portfolio Manager/Analyst

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share prices will fluctuate, and redemption value may be more or less than original cost. Performance information current to the most recent month-end is available by calling (800) 497-2960.

In addition to historical information, this report contains forward-looking statements which may concern, among other things, the domestic and foreign markets, economic trends and government regulations and their potential impact on the Fund’s investments. These statements are subject to risks and uncertainties and actual developments in the future and their impact on the Fund could be materially different than those that are projected or implied.

ROXBURY SMALL-CAP GROWTH FUND

The following tables are as of December 31, 2012

Top Ten Holdings (Unaudited)	% of Portfolio
OSI Systems, Inc.	4.1%
Cooper Companies, Inc.	3.5%
DSW, Inc.—Class A	3.3%
Conn's, Inc.	3.3%
Air Methods Corp.	3.2%
MAXIMUS, Inc.	3.1%
First Cash Financial Services, Inc.	3.0%
MEDNAX, Inc.	2.6%
Catamaran Corp.	2.6%
Grand Canyon Education, Inc.	2.5%

Sector Breakdown (Unaudited)	% of Portfolio
Common Stock
Information Technology	27.9%
Consumer Discretionary	19.3%
Health Care	19.2%
Industrials	14.3%
Financials	6.9%
Materials	4.4%
Energy	3.1%
Telecommunication Services	1.9%
Consumer Staples	1.1%
Short-Term Investments	1.9%
TOTAL	100.0%

Portfolio Statistics (Unaudited)
Number of Holdings	68
Market Cap (wtd. Avg, mil.)	$2,102.20
Price / Book Value (wtd. Avg.)	3.5	x
Price / Earnings (wtd. Avg.)	17.0	x
Beta	1.01
Standard Deviation	27.46%
Portfolio Turnover	63%

QUARTERLY PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available electronically on the SEC’s website at www.sec.gov. Hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For more information on the Public Reference Room, call 1-800-SEC-0330.

Portfolio holdings are subject to change at any time.

SMALL-CAP GROWTH

Roxbury Small-Cap Growth Fund

The following table compares the performance of the Roxbury Small-Cap Growth Fund and the Russell 2000® Growth Index for the periods ended December 31, 2012.

Returns For Periods Ended December 31, 2012
	Six Months Total Return[1]	Average Annual Total Returns
		1 Year	5 Years	Since Inception[2]
Roxbury Small-Cap Growth Fund Institutional Shares	11.74%	23.06%	4.47%	10.38%
Russell 2000® Growth Index[3]	5.31%	14.59%	3.49%	9.80%

Fund Expense Ratios4: Institutional Shares: Gross 1.58%, Net 1.26%.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) 497-2960.

The performance in the table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Small company stocks may be subject to a higher degree of market risk because they tend to be more volatile and less liquid. Shareholders should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information about the Fund. For a copy of the prospectus, call (800) 497-2960.

The Roxbury Funds are distributed by Foreside Fund Services, LLC.

[1]	Not annualized.

[2]	The Institutional Shares commenced operations on January 2, 2003.

[3]

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher price-to-value ratios and higher forecasted growth values.

[4]

The expense ratios of the Fund are set forth according to the prospectus for the Fund effective November 1, 2012, excluding any acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net Expense: Expenses reduced by a contractual fee waiver through December 31, 2020. Gross expenses do not reflect the effect of a contractual fee waiver.

ROXBURY SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2012 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCK – 100.2%
CONSUMER DISCRETIONARY – 19.7%
Diversified Consumer Services – 2.5%
Grand Canyon Education, Inc.*	60,746	$1,425,709

Hotels, Restaurants & Leisure – 2.3%
Bally Technologies, Inc.*	16,627	743,393
Brinker International, Inc.	18,090	560,609

		1,304,002

Leisure Equipment & Products – 1.0%
LeapFrog Enterprises, Inc.*	61,619	531,772

Specialty Retail – 9.7%
Conn’s, Inc.*	61,897	1,899,000
DSW, Inc. - Class A	28,947	1,901,528
HOT Topic, Inc.	62,515	603,270
Lithia Motors, Inc. - Class A	21,374	799,815
Shoe Carnival, Inc.	12,689	259,998

		5,463,611

Textiles, Apparel & Luxury Goods – 4.2%
Hanesbrands, Inc.*	36,574	1,310,081
Oxford Industries, Inc.	22,967	1,064,750

		2,374,831

TOTAL CONSUMER DISCRETIONARY		11,099,925

CONSUMER STAPLES – 1.1%
Food & Staples Retailing – 1.1%
United Natural Foods, Inc.*	11,950	640,401

TOTAL CONSUMER STAPLES		640,401

ENERGY – 3.2%
Energy, Equipment & Services – 1.6%
Hercules Offshore, Inc.*	143,173	884,809

Oil, Gas & Consumable Fuels – 1.6%
Gulfport Energy Corp.*	23,625	902,947

TOTAL ENERGY		1,787,756

FINANCIALS – 7.0%
Consumer Finance – 4.7%
First Cash Financial Services, Inc.*	34,759	1,724,742
Netspend Holdings, Inc.*	80,352	949,761

		2,674,503

Insurance – 0.5%
Tower Group, Inc.	15,555	276,412

Real Estate Investment Trusts – 1.0%
Pebblebrook Hotel Trust	23,839	550,681

Real Estate Management & Development – 0.8%
Jones Lang LaSalle, Inc.	5,358	449,751

TOTAL FINANCIALS		3,951,347

	Shares	Value (Note 2)

COMMON STOCK – continued
HEALTH CARE – 19.6%
Health Care Equipment & Supplies – 6.8%
Catamaran Corp.*	31,157	$1,467,806
Cooper Companies, Inc.	21,919	2,027,069
Orthofix International NV*	8,778	345,239

		3,840,114

Health Care Providers & Services – 12.2%
Air Methods Corp.*	50,406	1,859,477
Centene Corp.*	33,917	1,390,597
HMS Holdings Corp.*	11,518	298,547
MEDNAX, Inc.*	18,951	1,506,984
MWI Veterinary Supply, Inc.*	10,981	1,207,910
Team Health Holdings, Inc.*	21,246	611,247

		6,874,762

Health Care Technology – 0.6%
Medivation, Inc.*	5,844	298,979

TOTAL HEALTH CARE		11,013,855

INDUSTRIALS – 14.6%
Aerospace & Defense – 1.7%
Hexcel Corp.*	35,705	962,607

Commercial Services & Supplies – 2.1%
Portfolio Recovery Associates, Inc.*	11,023	1,177,918

Construction & Engineering – 1.3%
MasTec, Inc.*	28,269	704,746

Electrical Equipment – 0.7%
II-VI, Inc.*	21,481	392,458

Machinery – 1.2%
ESCO Technologies, Inc.	17,877	668,779

Marine – 1.4%
Kirby Corp.*	12,569	777,895

Professional Services – 1.9%
Acacia Research - Acacia Technologies*	22,784	584,410
Huron Consulting Group, Inc.*	14,926	502,857

		1,087,267

Road & Rail – 2.7%
Avis Budget Group, Inc.*	17,030	337,535
Genesee & Wyoming, Inc. - Class A*	9,103	692,556
Old Dominion Freight Line, Inc.*	13,531	463,843

		1,493,934

Trading Companies & Distributors – 1.6%
Rush Enterprises, Inc. - Class A*	25,412	525,266
Textainer Group Holdings, Ltd.	12,810	403,003

		928,269

TOTAL INDUSTRIALS		8,193,873

The accompanying notes are an integral part of the financial statements.

SMALL-CAP GROWTH

ROXBURY SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2012 (Unaudited) continued

	Shares	Value (Note 2)

COMMON STOCK – continued
INFORMATION TECHNOLOGY – 28.5%
Communications Equipment – 2.6%
Finisar Corp.*	44,683	$728,333
RADWARE, Ltd.*	22,098	729,234

		1,457,567

Computers & Peripherals – 2.2%
NCR Corp.*	49,292	1,255,960

Electronic Equipment, Instruments & Components – 5.4%
Nam Tai Electronics, Inc.	47,730	659,629
OSI Systems, Inc.*	36,881	2,361,859

		3,021,488

IT Services – 5.2%
Euronet Worldwide, Inc.*	48,494	1,144,458
MAXIMUS, Inc.	27,934	1,765,987

		2,910,445

Semiconductors & Semiconductor Equipment – 7.9%
Applied Micro Circuits Corp.*	35,235	295,974
Cavium, Inc.*	30,796	961,143
Integrated Device Technology, Inc.*	67,405	492,056
Kulicke & Soffa Industries, Inc.*	112,198	1,345,254
Skyworks Solutions, Inc.*	23,350	474,005
Teradyne, Inc.*	53,080	896,521

		4,464,953

Software – 5.2%
ACI Worldwide, Inc.*	11,613	507,372
Infoblox, Inc.*	15,145	272,156
NQ Mobile, Inc., ADR*	60,323	364,351
Proofpoint, Inc.*	26,140	321,783
Solera Holdings, Inc.	19,320	1,033,040
Sourcefire, Inc.*	8,499	401,323

		2,900,025

TOTAL INFORMATION TECHNOLOGY		16,010,438

MATERIALS – 4.6%
Chemicals – 2.9%
HB Fuller Co.	18,218	634,351
LSB Industries, Inc.*	14,860	526,341
RPM International, Inc.	14,760	433,354

		1,594,046

Metals & Mining – 1.7%
Kaiser Aluminum Corp.	15,579	961,068

TOTAL MATERIALS		2,555,114

	Shares	Value (Note 2)

COMMON STOCK – continued
TELECOMMUNICATION SERVICES – 1.9%
Diversified Telecommunication Services – 1.9%
Cogent Communications Group, Inc.	18,993	$430,001
Premiere Global Services, Inc.*	66,048	645,949

		1,075,950

TOTAL TELECOMMUNICATION SERVICES		1,075,950

TOTAL COMMON STOCK (COST $43,635,377)		56,328,659

SHORT-TERM INVESTMENTS – 1.9%
Blackrock Liquidity Funds TempFund Portfolio, Institutional Class, 0.14%**	1,087,770	1,087,770

TOTAL SHORT-TERM INVESTMENTS (COST $1,087,770)		1,087,770

TOTAL INVESTMENTS (COST $44,723,147)† - 102.1%		57,416,429

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1%)		(1,199,213)

NET ASSETS - 100.0%		$56,217,216

ADR	American Depositary Receipt
*	Non-income producing security.
**	The rate shown represents the 7-day effective yield as of December 31, 2012.
†	The cost for federal income tax purposes is $44,723,147. At December 31, 2012, net unrealized appreciation was $12,693,282. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $13,474,237, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $780,955.

The accompanying notes are an integral part of the financial statements.

This page left blank intentionally

STRATEGIC GROWTH

INVESTMENT REVIEW

How did the Fund perform during the semi-annual period ended December 31, 2012?

The total return for the Roxbury/Mar Vista Strategic Growth Fund was +5.49% for the six months ended December 31, 2012 as compared to +4.71% for the Russell 1000® Growth Index.

What key factors were responsible for the Fund’s performance during the six month reporting period?

The global equity markets continued to vacillate between optimism and uncertainty for the reporting period. The first half of the period was marked by optimism that global GDP would continue its modest rise in the face of the European debt crisis, the upcoming U.S. “fiscal cliff” and the pending U.S. presidential election. As late summer turned into early fall, the market began to focus its attention more acutely on the uncertainty that each of these factors could have on global markets and we saw most major U.S. equity market indices finish nearly unchanged in the final three months.

The Fund’s long-term investment philosophy and process allowed it to take advantage of the market’s short-term uncertainty and volatility by purchasing high quality, wide-moat companies with low earnings variability and better intrinsic value.

Strong stock selection was a positive contributor to the Fund’s performance relative to the Russell 1000® Growth Index. With the market focused on short-term factors and our process driven by appreciation potential over the long-term, we were able to identify companies within consumer staples, information technology and health care that generated positive stock selection versus the benchmark.

Which equity market sectors most significantly affected Fund performance?

For the six months ended December 31, 2012, strong stock selection in consumer discretionary (+0.90%), information technology (+0.78%) and health care (+0.61%) drove the Fund’s excess return relative to the Russell 1000® Growth Index. Within the consumer staples sector, positive contribution came from Procter & Gamble and Anheuser Busch InBev led the way to strong upside returns. Visa, Oracle Systems and Qualcomm delivered strong returns and added to gains in the information technology sector.

Stock selection in energy (-1.25%) and materials (-0.18%), relative to the benchmark, detracted from returns in the most recent six months. Occidental Petroleum and Exxon were detractors from performance in the energy sector, while Praxair underperformed in the materials sector.

What are you expecting from the equity markets over the upcoming year?

We remain cautious that volatility, as measured by the Volatility S&P 500 Index (“VIX”), is likely to increase, and we have seen it move up over the last three months. The U.S. “fiscal cliff” has been temporarily averted and the U.S. presidential election has concluded, but there remain numerous other issues including the debt ceiling, sequestration, European debt and slowing global GDP that could cause volatility and uncertainty to increase over the coming year.

Typically, volatility and uncertainty make it more difficult for risk assets to outperform, but they also present active managers with opportunity. During periods of increased volatility, larger, higher quality companies that possess moderate long term growth prospects and have valuations that are below average generate excess returns. The Roxbury/Mar Vista Strategic Growth Fund possesses all of these attributes. In fact, we have seen the discount to intrinsic value in our portfolio expanded from a low of 14% to 25% on December 31, 2012.

We remain confident that our philosophy will allow us to take advantage of unique investment opportunities in the future. Our definition of risk is measured by the probability of permanent capital loss. Our definition of growth is centered on the growth of shareholder value, not just earnings or revenue growth. Our discount to intrinsic value mandate stacks the odds of differentiated returns in our favor by strictly owning wide-moat compounding businesses. Our scenario analysis identifies asymmetric opportunities and determines a probable range of outcomes. We believe these factors will allow us to navigate difficult market environments and deliver strong risk-adjusted returns over the long-term to our clients.

Sincerely,

Silas A. Myers Portfolio Manager	Brian L. Massey Portfolio Manager

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share prices will fluctuate, and redemption value may be more or less than original cost. Performance information current to the most recent month-end is available by calling (800) 497-2960.

In addition to historical information, this report contains forward-looking statements which may concern, among other things, the domestic and foreign markets, economic trends and government regulations and their potential impact on the Fund’s investments. These statements are subject to risks and uncertainties and actual developments in the future and their impact on the Fund could be materially different than those that are projected or implied.

ROXBURY/MAR VISTA STRATEGIC GROWTH FUND

The following tables are as of December 31, 2012

Top Ten Holdings (Unaudited)	% of Portfolio
Apple, Inc.	6.0%
Procter & Gamble Co.	4.6%
Berkshire Hathaway, Inc. - Class B	4.2%
Oracle Corp.	3.7%
Canadian Pacific Railway Ltd.	3.6%
Schlumberger Ltd.	3.6%
Coca-Cola Co.	3.6%
Home Depot, Inc.	3.2%
Thermo Fisher Scientific, Inc.	3.1%
Occidental Petroleum corp.	3.1%

Sector Breakdown (Unaudited)	% of Portfolio
Common Stock
Information Technology	23.9%
Consumer Staples	19.6%
Consumer Discretionary	15.1%
Industrials	10.6%
Health Care	9.6%
Energy	9.2%
Financials	8.8%
Materials	2.3%
Short-Term Investments	0.9%
TOTAL	100.0%

Portfolio Statistics (Unaudited)
Number of Holdings	36
Market Cap (wtd. Avg, bil.)	$115.6
Price / Book Value (wtd. Avg.)	3.8	x
Price / Earnings (wtd. Avg.)	15.5	x
Beta	0.87
Standard Deviation	9.56%
Portfolio Turnover	21%

QUARTERLY PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available electronically on the SEC’s website at www.sec.gov. Hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For more information on the Public Reference Room, call 1-800-SEC-0330.

Portfolio holdings are subject to change at any time.

STRATEGIC GROWTH

Roxbury/Mar Vista Strategic Growth Fund

The following table compares the performance of the Roxbury/Mar Vista Strategic Growth Fund and the Russell 1000® Growth Index for the periods ended December 31, 2012.

Return For the Periods Ended December 31, 2012
		Average Annual Total Returns
	Six Months Total Return[1]	1 Year	Since Inception[2]
Roxbury/Mar Vista Strategic Growth Fund Institutional Shares	5.49%	14.76%	13.71%
Russell 1000® Growth Index[3]	4.71%	15.26%	12.62%

Fund Expense Ratios4: Institutional Shares: Gross 4.86%, Net 0.91%.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) 497-2960.

The performance in the table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Shareholders should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information about the Fund. For a copy of the prospectus, call (800) 497-2960. The Roxbury Funds are distributed by Foreside Fund Services, LLC.

[1]	Not annualized.

[2]	The Institutional Shares commenced operations on November 2, 2011.

[3]

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

[4]

The expense ratios of the Fund are set forth according to the prospectus for the Fund effective November 1, 2012, excluding any acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net Expense: Expenses reduced by a contractual fee waiver through November 1, 2014. Gross expenses do not reflect the effect of a contractual fee waiver.

ROXBURY/MAR VISTA STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2012 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCK – 100.3%
CONSUMER DISCRETIONARY – 15.3%
Hotels, Restaurants & Leisure – 2.4%
Starbucks Corp.	3,388	$181,665

Media – 2.1%
Walt Disney Co.	3,204	159,527

Multi-Line Retail – 1.9%
Target Corp.	2,425	143,487

Specialty Retail – 6.0%
Home Depot, Inc.	3,933	243,256
O’Reilly Automotive, Inc.*	2,317	207,186

		450,442

Textiles, Apparel & Luxury Goods – 2.9%
Nike, Inc. – Class B	4,200	216,720

TOTAL CONSUMER DISCRETIONARY		1,151,841

CONSUMER STAPLES – 19.9%
Beverages – 8.6%
Anheuser-Busch InBev NV, ADR	1,789	156,376
Coca-Cola Co.	7,503	271,984
PepsiCo, Inc.	3,266	223,492

		651,852

Food Products – 4.0%
Kraft Foods Group, Inc.	1,821	82,801
Mondelez International, Inc. – Class A	8,587	218,711

		301,512

Household Products – 7.3%
Colgate-Palmolive Co.	1,908	199,462
Procter & Gamble Co.	5,126	348,004

		547,466

TOTAL CONSUMER STAPLES		1,500,830

ENERGY – 9.3%
Energy, Equipment & Services – 3.6%
Schlumberger Ltd.	3,982	275,913

Oil, Gas & Consumable Fuels – 5.7%
Exxon Mobil Corp.	2,209	191,189
Occidental Petroleum Corp.	3,103	237,721

		428,910

TOTAL ENERGY		704,823

FINANCIALS – 8.9%
Insurance – 6.2%
Berkshire Hathaway, Inc. – Class B*	3,554	318,794
Markel Corp.*	350	151,697

		470,491

	Shares	Value (Note 2)

COMMON STOCK – continued
Real Estate Investment Trusts – 2.7%
American Tower Corp.	2,630	$203,220

TOTAL FINANCIALS		673,711

HEALTH CARE – 9.7%
Health Care Equipment & Supplies – 5.2%
Baxter International, Inc.	1,747	116,455
Covidien PLC	2,755	159,074
St Jude Medical, Inc.	3,249	117,419

		392,948

Life Sciences Tools & Services – 3.2%
Thermo Fisher Scientific, Inc.	3,756	239,558

Pharmaceuticals – 1.3%
Johnson & Johnson	1,432	100,383

TOTAL HEALTH CARE		732,889

INDUSTRIALS – 10.7%
Aerospace & Defense – 5.3%
Honeywell International, Inc.	3,032	192,441
United Technologies Corp.	2,526	207,157

		399,598

Road & Rail – 5.4%
Canadian Pacific Railway Ltd.	2,744	278,845
Union Pacific Corp.	1,032	129,743

		408,588

TOTAL INDUSTRIALS		808,186

INFORMATION TECHNOLOGY – 24.2%
Communications Equipment – 3.1%
QUALCOMM, Inc.	3,765	233,505

Computers & Peripherals – 6.1%
Apple, Inc.	860	458,406

Internet Software & Services – 2.7%
GOOGLE, Inc. – Class A*	286	202,880

IT Services – 2.8%
Visa, Inc. – Class A	1,390	210,696

Semiconductors & Semiconductor Equipment – 2.7%
Analog Devices, Inc.	4,909	206,473

Software – 6.8%
Microsoft Corp.	8,543	228,354
Oracle Corp.	8,571	285,586

		513,940

TOTAL INFORMATION TECHNOLOGY		1,825,900

The accompanying notes are an integral part of the financial statements.

STRATEGIC GROWTH

ROXBURY/MAR VISTA STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2012 (Unaudited) continued

	Shares	Value (Note 2)

COMMON STOCK – continued
MATERIALS – 2.3%
Chemicals – 2.3%
Praxair, Inc.	1,565	$171,289

TOTAL MATERIALS		171,289

TOTAL COMMON STOCK (COST $6,833,103)		7,569,469

SHORT-TERM INVESTMENTS – 0.9%
Blackrock Liquidity Funds TempFund Portfolio, Institutional Class, 0.14%**	70,968	70,968

TOTAL SHORT-TERM INVESTMENTS (COST $70,968)		70,968

TOTAL INVESTMENTS (COST $6,904,071)† – 101.2%		7,640,437

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.2%)		(91,056)

NET ASSETS–100.0%		$7,549,381

ADR	American Depositary Receipt
*	Non-income producing security.
**	The rate shown represents the 7-day effective yield as of December 31, 2012.
†	The cost for federal income tax purposes is $6,904,071. At December 31, 2012, net unrealized appreciation was $736,366. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $794,528, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $58,162.

The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012 (Unaudited)

	Roxbury Small-Cap Growth Fund	Roxbury/ MarVista Strategic Growth Fund
Assets:
Investments in securities, at value*	$57,416,429	$7,640,437
Receivable for Fund shares sold	11,873	72,000
Receivables for investments sold	471,264	—
Dividends and interest receivable	10,191	7,935
Receivable from adviser	—	15,513
Other assets	13,894	21,901

Total assets	57,923,651	7,757,786

Liabilities:
Payable for Fund shares redeemed	1,110,956	140,671
Payable for investments purchased	451,474	—
Accrued advisory fee	29,743	—
Other accrued expenses	114,262	67,734

Total liabilities	1,706,435	208,405

Net Assets	$56,217,216	$7,549,381

Net Assets consist of:
Par value	$28,398	$6,625
Paid-in capital	70,729,219	6,854,000
Accumulated net investment gain/(loss)	(405,849)	1,608
Accumulated net realized loss on investments	(26,827,834)	(49,218)
Net unrealized appreciation of investments	12,693,282	736,366

Net Assets	$56,217,216	$7,549,381

Net assets by share class:
Institutional Shares	$56,217,216	$7,549,381

Shares of beneficial interest outstanding:
($0.01 par value, unlimited authorized shares):
Institutional Shares	2,839,754	662,468
Per Share:
Institutional Shares (net asset value, offering and redemption price**)	$19.80	$11.40

* Investments at cost	$44,723,147	$6,904,071

**Redemption	price will vary based on length of time shares are held. See Note 6.

The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2012 (Unaudited)

	Roxbury Small-Cap Growth Fund	Roxbury/ Mar Vista Strategic Growth Fund
Investment Income:
Dividends	$282,706	$65,858
Foreign tax withheld	—	(514)

Total investment income	282,706	65,344

Expenses:
Advisory fees	288,905	26,501
Administration and accounting fees	42,177	18,676
Legal fees	41,044	39,545
Transfer agent fees	35,668	9,888
Trustees’ and Officers’ fees	11,766	10,941
Custody fees	11,962	4,658
Reports to shareholders	9,870	11,259
Registration fees	9,963	9,697
Audit fees	9,424	8,769
Other	10,283	16,261

Total expenses before fee waivers and expense reimbursements	471,062	156,195

Advisory fees waived/expenses reimbursed	(111,262)	(124,501)

Total expenses, net	359,800	31,694

Net investment income/(loss)	(77,094)	33,650

Net realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on investments	4,020,433	(48,928)
Long-term Capital Gain Distributions Received	6	11
Net change in unrealized appreciation on investments	2,524,068	374,605

Net gain on investments	6,544,507	325,688

Net increase in net assets resulting from operations	$6,467,413	$359,338

The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Roxbury Small-Cap Growth Fund		Roxbury/ Mar Vista Strategic Growth Fund
	For the Six Months Ended December 31, 2012 (Unaudited)	For the Year Ended June 30, 2012	For the Six Months Ended December 31, 2012 (Unaudited)	For the Period Ended June 30, 2012*
Increase/(Decrease) in Net Assets:
Operations:
Net investment gain/(loss)	$(77,094)	$(658,371)	$33,650	$38,761
Net realized gain/(loss) on investments and long-term capital gain distributions received	4,020,439	3,935,801	(48,917)	53,375
Net change in unrealized appreciation/(depreciation) on investments	2,524,068	(8,088,055)	374,605	361,761

Net increase/(decrease) in net assets resulting from operations	6,467,413	(4,810,625)	359,338	453,897

Distributions to shareholders from:
Net investment income:
Institutional Class	—	—	(77,850)	—

Net realized gains:
Institutional Class	—	—	(53,676)	—

Total Distributions	—	—	(131,526)	—

Fund share transactions:
Institutional Class
Proceeds from shares sold	5,526,276	9,598,397	1,459,521	6,567,698
Cost of shares issued on reinvestment of distributions	—	—	68,719	—
Redemption fees	557	3,188	—	59
Cost of shares redeemed	(13,420,171)	(46,202,125)	(689,945)	(538,380)

Net increase/(decrease) in net assets from Fund share transactions	(7,893,338)	(36,600,540)	838,295	6,029,377

Total increase/(decrease) in net assets	(1,425,925)	(41,411,165)	1,066,107	6,483,274
Net Assets:
Beginning of period	57,643,141	99,054,306	6,483,274	—

End of period	$56,217,216	$57,643,141	$7,549,381	$6,483,274

Accumulated net investment income/(loss)	$(405,849)	$(328,755)	$1,608	$45,808

Capital share transactions:
Institutional Class
Shares sold	284,386	563,875	127,322	640,411
Shares reinvested	—	—	6,017	—
Shares redeemed	(696,986)	(2,695,027)	(60,001)	(51,282)

Net increase/(decrease) in capital shares	(412,600)	(2,131,152)	73,338	589,129

*	Operations commenced on November 1, 2011.

The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS

The following tables include selected data for a share outstanding throughout each year and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	For the Six Months Ended December 31, 2012 (Unaudited)		For the Years Ended June 30,
			2012	2011		2010		2009	2008
Roxbury Small-Cap Growth Fund — Institutional Shares
Net Asset Value — Beginning of Period	$17.72		$18.40	$13.24		$10.84		$14.25	$20.69

Investment Operations:
Net investment loss[1]	(0.04)		(0.15)	(0.16)		(0.12)		(0.10)	(0.13)
Net realized and unrealized gain/(loss) on investments	2.12		(0.53)	5.32		2.52		(3.31)	(3.27)

Total from investment operations	2.08		(0.68)	5.16		2.40		(3.41)	(3.40)

Distributions:
From net realized gains	—		—	—		—		—	(3.04)
From tax return of capital	—		—	—		—		— [2]	—

Total distributions	—		—	—		—		—	(3.04)
Redemption fees	—	[2]	— [2]	—	[2]	—	[2]	—	—

Net Asset Value — End of Period	$19.80		$17.72	$18.40		$13.24		$10.84	$14.25

Total Return	11.74%	**	(3.70)%	38.97%		22.14%		(23.90)%	(18.07)%
Ratios (to average net assets)/Supplemental Data:
Expenses:
Including waivers/reimbursements	1.25%	*	1.25%	1.25%		1.25%		1.25%	1.25%
Excluding waivers/reimbursements	1.63%	*	1.57%	1.53%		1.45%		1.47%	1.36%
Net investment loss	(0.27)%	*	(0.88)%	(0.96)%		(0.92)%		(0.89)%	(0.77)%
Portfolio turnover rate	63%	**	138%	181%		194%		163%	167%
Net assets at the end of period (000 omitted)	$56,217		$57,643	$99,054		$94,207		$77,183	$168,873

*	Annualized
**	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method.
[2]	Amount is less than $0.01.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each year and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	For the Six Months Ended December 31, 2012 (Unaudited)	For the Period Ended June 30, 2012[1]
Roxbury/Mar Vista Strategic Growth Fund — Institutional Shares
Net Asset Value — Beginning of Period	$11.00	$10.00

Investment Operations:
Net investment income[2]	0.05	0.08
Net realized and unrealized gain on investments	0.56	0.92

Total from investment operations	0.61	1.00
Distributions:
From net investment income	(0.12)	—
From net realized gains	(0.09)	—

Total distributions	(0.21)
Redemption fees	—	—	[3]

Net Asset Value — End of Period	$11.40	$11.00

Total Return	5.49% **	10.00%	**
Ratios (to average net assets)/Supplemental Data:
Expenses:
Including waivers/reimbursements	0.90%*	0.90%	*
Excluding waivers/reimbursements	4.42%*	4.85%	*
Net investment income	0.95%*	1.12%	*
Portfolio turnover rate	21%**	27%	**
Net assets at the end of period (000 omitted)	$7,549	$6,483

*	Annualized
**	Not Annualized
[1]	Operations commenced on November 2, 2011.
[2]	The net investment income per share was calculated using the average shares outstanding method.
[3]	Amount is less than $0.01.

The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS

1.	Description of the Funds. The Roxbury Small-Cap Growth Fund (“Small-Cap Growth Fund”) and the Roxbury/Mar Vista Strategic Growth Fund (“Strategic Growth Fund”) (the “Funds”) are series of The Roxbury Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment management company and was organized as a Delaware statutory trust on April 4, 2006. The fiscal year end for the Funds is June 30th.

As of December 31, 2012, the Funds offer one class of shares: Institutional Shares.

2.	Significant Accounting Policies. The following is a summary of the significant accounting policies of the Funds:

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Trustees.

Fair Value Measurements. The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2012, in valuing each Fund’s investments carried at fair value:

Small-Cap Growth Fund

	Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$57,416,429	$57,416,429	$—	$—

Strategic Growth Fund

	Total Value at December 31, 2012	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$7,640,437	$7,640,437	$—	$—

*Common stocks and short-term investments are Level 1. Please refer to schedule of investments for industry or sector breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO FINANCIAL STATEMENTS

For the period ended December 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Funds.

Federal Income Taxes. The Funds are treated as separate entities for Federal income tax purposes and intend to continue to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their income to their shareholders. Therefore, no Federal income tax provision has been made.

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for Federal income tax is required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis. The Funds use the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses on an accrual basis.

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

Offering Costs. Legal costs of $29,729 were incurred by the Strategic Growth Fund in connection with the Fund’s offering. These costs were amortized as an expense of the Fund on a straight-line basis over six months from the Fund’s commencement of operations on November 1, 2011.

3.	Fees and Other Transactions with Affiliates. Roxbury Capital Management, LLC (“Roxbury”) serves as investment adviser to the Funds. For its services, Roxbury receives a fee from the Funds at an annual rate as follows:

% of Average Daily Net Assets
Small-Cap Growth Fund	1.00% up to $1 billion; 0.95% of next $1 billion; and 0.90% in excess of $2 billion
Strategic Growth Fund	0.75%

Roxbury has contractually agreed to waive a portion of its advisory fees or reimburse for other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses) to the extent that total annual Fund operating expenses exceed the following percentage of average daily net assets:

	Expense Cap	Expiration Date
Small-Cap Growth Fund Institutional Shares	1.25%	December 31, 2020
Strategic Growth Fund Institutional Shares	0.90%	November 1, 2014

Compensation of Trustees and Officers. The Funds pay each Trustee who is not an interested person of the Funds a fee of $5,000 per year plus $2,000 for each regularly scheduled Board or Committee meeting, attended in person or by telephone; $2,000 for each special Board or Committee meeting attended in person and $200 for each special Board or committee meeting attended by telephone. Each Trustee is reimbursed for reasonable out-of-pocket expenses incurred in connection with attendance at Board or Committee meetings. The Chairman is paid an additional fee of $1,000 per year. The Funds pay the Chief Compliance Officer a fee of $8,000 per year. Michael P. Malloy, Secretary of the Funds, is a partner of Drinker, Biddle & Reath LLP, which receives legal fees from the Funds.

4.	Other Service Providers. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), provides administrative and accounting services to the Funds pursuant to an Accounting and Administrative Services Agreement.

The Bank of New York Mellon serves as custodian to the Trust pursuant to a Custodian Services Agreement.

As of July 1, 2012, Professional Funds Distributors, LLC, the Funds’ distributor, was sold to Foreside Distributors, LLC (“Foreside”), a wholly owned subsidiary of Foreside Financial Group, LLC. As a result of such sale, Foreside Fund Services, LLC, a subsidiary of Foreside, now serves as the Funds’ distributor.

5.	Investment Securities Transactions. During the period ended December 31, 2012, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Small-Cap Growth Fund	Strategic Growth Fund
Purchases	$35,079,209	$2,476,894
Sales	42,005,047	1,408,500

THE ROXBURY FUNDS

NOTES TO FINANCIAL STATEMENTS continued

6.	Redemption Fees. In accordance with the prospectus, the Funds charge a redemption fee of 1% on proceeds from shares redeemed within 60 days following their acquisition. The redemption fee is included as a separate line item under the Fund share transactions section on the Statements of Changes in Net Assets.

7.	Federal Tax Information. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The Funds paid no distributions during the fiscal year ended June 30, 2012.

Under federal tax law, qualified late year ordinary and capital losses realized after December 31 and October 31, respectively, may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended June 30, 2012, the Small-Cap Growth Fund incurred a late year loss of $328,755 which it will elect to defer to the fiscal year ended June 30, 2013. For the fiscal year ended June 30, 2012, the Strategic Growth Fund incurred no late year losses.

As of June 30, 2012, the components of accumulated undistributed earnings/(deficit) on a tax basis were as follows:

	Small-Cap Growth Fund	Strategic Growth Fund
Undistributed ordinary income	$—	$99,474
Capital loss carryforwards	(30,144,350)	—
Qualified late year loss deferrals	(328,755)	—
Net unrealized appreciation on investments	9,465,291	361,470

Total accumulated undistributed earnings/(deficit)	$(21,007,814)	$460,944

For federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of June 30, 2012, the Small-Cap Growth Fund had capital loss carryforwards of $30,144,350, of which $19,437,985 and $10,706,365 will expire on June 30, 2017 and June 30, 2018, respectively. As of June 30, 2012, the Strategic Growth Fund had no capital loss carryforwards. Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after June 30, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

8.	Contractual Obligations. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated. However, based on experience, the risk of material loss for such claims is considered remote.

9.	Subsequent Events. Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events.

ADDITIONAL INFORMATION

Board Approval of Advisory Agreement

At a meeting held on December 13, 2012 (the “Meeting”), the Board of Trustees of The Roxbury Funds (the “Trustees”), including the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (“Independent Trustees”), approved the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between Roxbury Capital Management, LLC (“Roxbury” or the “Adviser”) and Hood River Capital Management LLC (“Hood River” or the “Sub Adviser”) with respect to the Roxbury Small-Cap Growth Fund (the “Fund”).

In considering whether to approve the proposed Sub-Advisory Agreement, the Trustees considered the information provided during the Meeting and Executive Session, the presentations on the Fund by Roxbury and Hood River and certain additional factors described below that they deemed relevant. This information included: the proposed Sub-Advisory Agreement; a memorandum about Hood River, the Fund and the proposed transaction; a draft of Hood River’s ADV Part 1 and Part 2; a copy of Hood River’s Compliance Manual, Code of Ethics and Proxy Policies, and a memorandum from Fund counsel on the Trustees’ fiduciary duties in connection with the proposed Sub-Advisory Agreement.

(1) The nature, extent and quality of services provided by the Sub-Adviser. The Trustees considered the scope and quality of services expected to be provided by Hood River, particularly the qualifications and capabilities of the personnel responsible for providing services to the Fund. The Trustees considered the relationship between Roxbury and Hood River, including that Roxbury would own over a 25% interest in Hood River and Roxbury’s compliance staff would provide compliance and other administrative services to Hood River. The Trustees also considered the qualifications, experience and responsibilities of the portfolio managers for the Fund which was expected to be the same team that currently manages the Fund. On the basis of this evaluation, the Trustees concluded that the nature, quality and extent of services that would be provided by Hood River are expected to be satisfactory.

(2) The performance of the Fund and the Sub-Adviser. The Trustees considered the Fund’s performance as compared to its benchmark, the Russell 2000 Growth Index, for the third quarter, year-to-date, one-year, 3-year and 5-year periods ended September 30, 2012, noting that the Fund had outperformed the benchmark for each of the periods. The Trustees also considered performance information for comparable funds provided by Roxbury for which the Fund outperformed five similar funds for the one-year period; three out the five similar funds for the three-year period, and four out of the five similar funds for the five-year period, all as of December 4, 2012.

(3) The cost of the advisory services and the profits to the Sub-Adviser from the relationship with the Fund. The Trustees considered the gross and net expense ratio and gross and net advisory fee comparisons of the Fund compared to other funds deemed comparable by Roxbury and Hood River. The Fund’s advisory fee of 1.00% of the first $1 billion of the Fund’s average daily net assets, 0.95% of the next $1 billion of the Fund’s average daily net assets, and 0.90% of the Fund’s average daily net assets over $2 billion would remain the same and Roxbury would pay Hood River from the advisory fee, a fee at the annual rate of 1.00% of the first $1 billion of the Fund’s average daily net assets, 0.95% of the next $1 billion of the Fund’s average daily net assets, and 0.90% of the Fund’s average daily net assets over $2 billion. The Trustees also considered that the Adviser’s contractual agreement to limit the total expenses for the Fund would remain the same. On the basis of the information provided, the Trustees concluded that the advisory fee, sub-advisory fee and total expense ratio were reasonable and appropriate in light of the quality of the services provided to the Fund.

Since Hood River would be a newly registered investment adviser, there was no profitability analysis. The Trustees heard a discussion on the expected revenue for Hood River based on the assets that would be under management and Hood River’s expected expenses.

(4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale. The Trustees considered the extent to which economies of scale were expected to be realized relative to fee levels as the Fund’s assets grow. The Trustees noted that the Fund’s advisory and sub-advisory fees have breakpoints. The Trustees also noted that the breakpoints on the advisory fees for similar separate accounts managed by Hood River were lower than the advisory and sub-advisory breakpoints for the Fund. The Adviser noted that this was because of the higher costs of managing a mutual fund as compared to a separate account.

(5) Ancillary benefits and other factors. In addition to the above factors, the Trustees also discussed other benefits to be received by Hood River from its management of the Fund, including the ability to market its advisory services for similar products in the future.

After considering all the factors, and taking into consideration information presented before and during the Meeting, the Trustees, including all of the Independent Trustees concluded that the fees payable under the Sub-Advisory Agreement were

THE ROXBURY FUNDS

ADDITIONAL INFORMATION continued

fair and reasonable with respect to the services that Hood River would provide, in light of the factors described above that the Trustees deemed relevant. The Trustees based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Trustees then determined that the Sub-Advisory Agreement should be submitted to the Shareholders of the Fund for their approval at a meeting to be held in early 2013.

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to each Fund’s portfolio securities is available without charge, upon request, by calling (800) 497-2960. Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2011 is available without charge, upon request, by calling (800) 497-2960. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

FUND EXPENSE EXAMPLES

DISCLOSURE OF FUND EXPENSES (Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you may incur transaction costs, such as redemption fees, and ongoing costs, including management fees and other Fund expenses. Each Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund’s costs in two ways.

— Actual fund return. The first line of the tables below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

— Hypothetical 5% return. The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The “Annualized Expense Ratio” reflects the actual expenses for the period indicated.

For the Period July 1, 2012 to December 31, 2012

Expense Table

	Beginning Account Value 07/01/12	Ending Account Value 12/31/12	Annualized Expense Ratio	Expenses Paid During Period*
Roxbury Small-Cap Growth Fund – Institutional Shares
Actual Fund Return	$1,000.00	$1,117.40	1.25%	$6.67
Hypothetical 5% Return Before Expenses	1,000.00	1,018.82	1.25	6.38

For the Period July 1, 2012 to December 31, 2012

Expense Table

	Beginning Account Value 07/01/12	Ending Account Value 12/31/12	Annualized Expense Ratio	Expenses Paid During Period*
Roxbury/Mar Vista Strategic Growth Fund – Institutional Shares
Actual Fund Return	$1,000.00	$1,054.90	0.90%	$4.66
Hypothetical 5% Return Before Expenses	1,000.00	1,020.61	0.90	4.59

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one half-year period).

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This report is not authorized for distribution unless preceded or accompanied by a prospectus for the Funds. Effective July 1, 2012, shares of The Roxbury Funds are distributed by Foreside Fund Services, LLC, 3 Canal Plaza, Suite 100, Portland, ME 04101.

December 12

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240 15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Roxbury Funds

By (Signature and Title)*	/s/ Brian C. Beh
Brian C. Beh, President and Chief Compliance Officer
(principal executive officer)

Date	2/14/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian C. Beh
Brian C. Beh, President and Chief Compliance Officer
(principal executive officer)

Date	2/14/2013

By (Signature and Title)*	/s/ Brooke Clements
Brooke Clements, Assistant Secretary and Treasurer
(principal financial officer)

Date	2/12/2013

*	Print the name and title of each signing officer under his or her signature.